SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.SHORT-TERM INVESTMENTS

The following is a summary of short-term investments:

	As of December 31,
	2024	2025

	(HK$ in thousands)

Held-to-maturity debt securities	1,507,751	2,964,575
Available-for-sale debt securities	—	2,172,718
Financial assets at fair value through profit or loss	739,136	1,535,485
Money market funds	164,187	16,093
Total	2,411,074	6,688,871

For the years ended December 31, 2023, 2024 and 2025, the Group recorded realized gain of HK$68,323 thousand, HK$99,856 thousand and HK$78,464 thousand related to short-term investments in the consolidated statements of comprehensive income, respectively.